Propery, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal		$ 8,088,567	$ 7,907,688
Less: accumulated depreciation		(76,278)	(63,122)
Property, plant and equipment, net		8,012,289	7,844,566
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	[1]	7,950,283	7,766,316
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal		112,495	116,328
Furniture, fixtures and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal		$ 25,789	$ 25,044

[1]	Addition of $3,017,458 and $183,967 is related to the construction of Changzhou manufacturing plants incurred for the six months ended March 31, 2024 and 2025, respectively. For the six months ended March 31, 2024 and 2025, $142,079 and $179,787 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant respectively.